Statement of Additional Information Supplement dated August 13, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:
Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. Income Builder Fund
Invesco V.I. S&P 500 Index Fund
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Invesco Van Kampen V.I. Global Value Equity Fund
Invesco Van Kampen V.I. Government Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. High Yield Fund
Invesco Van Kampen V.I. International Growth Equity Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Mid Cap Value Fund
Invesco Van Kampen V.I. Value Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Global Dividend Growth Fund” in the Statement of Additional Information. The following table reflects information as of July 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco V.I. Global Dividend Growth Fund
Ingrid Baker[2]	None	7	$2,841.3	9	$1,139.4	77	[3]	$8,230.9	[3]
W. Lindsay Davidson[2]	None	7	$2,841.3	9	$1,139.4	77	[3]	$8,230.9	[3]
Sargent McGowan[2]	None	7	$2,841.3	9	$1,139.4	77	[3]	$8,230.9	[3]
Anuja Singha[2]	None	7	$2,841.3	9	$1,139.4	77	[3]	$8,230.9	[3]
Stephen Thomas[4]	None	1	$246.5	9	$1,139.4	77	[3]	$8,230.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Davidson and McGowan and Mses. Baker and Singha began serving as portfolio managers of Invesco V.I. Global Dividend Growth Fund on June 25, 2010.

3	This amount includes 2 funds that pay performance-based fees with $242.9 M in total assets under management.

4	Mr. Thomas began serving as portfolio manager of Invesco V.I. Global Dividend Growth Fund on August 10, 2010.”

AVIF SUP-3 081310

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen V.I. Global Value Equity Fund” in the Statement of Additional Information. The following table reflects information as of July 31, 2010:

		Registered		Other Pooled
		Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Van Kampen V.I. Global Value Equity Fund
Ingrid Baker[2]	None	7	$2,881.4	9	$1,139.4	77	[3]	$8,230.9	[3]
W. Lindsay Davidson[2]	None	7	$2,881.4	9	$1,139.4	77	[3]	$8,230.9	[3]
Sargent McGowan[2]	None	7	$2,881.4	9	$1,139.4	77	[3]	$8,230.9	[3]
Anuja Singha[2]	None	7	$2,881.4	9	$1,139.4	77	[3]	$8,230.9	[3]
Stephen Thomas[4]	None	1	$246.5	9	$1,139.4	77	[3]	$8,230.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Davidson and McGowan and Mses. Baker and Singha began serving as portfolio managers of Invesco Van Kampen V.I. Global Value Equity Fund on June 25, 2010.

3	This amount includes 2 funds that pay performance-based fees with $242.9 M in total assets under management.

4	Mr. Thomas began serving as portfolio manager of Invesco Van Kampen V.I. Global Value Equity Fund on August 10, 2010.”

2

AVIF SUP-3 081310